UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05681

ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments March 31, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NORTH DAKOTA MUNICIPAL BONDS (98.2%)

Bismarck, ND Ref & Impt	Aa/NR	4.000%	05/01/2015	$100,000	$106,213
Burleigh Cnty, ND Univ Facs Rev Univ of Mary Proj	NR/NR	5.750	12/01/2011	395,000	391,153
*Burleigh Cnty, ND Univ Facs Rev Univ of Mary Proj	NR/NR	5.875	12/01/2015	750,000	722,385
Fargo, ND Health Sys Rev MeritCare Obligated FSA	Aa-3/AAA	5.625	06/01/2031	250,000	247,063
Fargo, ND Sch Dist Bldg Auth Lease Rev	A-1/NR	5.750	05/01/2018	500,000	500,340
Fargo, ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg	A-1/NR	4.500	05/01/2021	250,000	235,873
Grand Forks, ND Ref Impt	Aa-3/NR	5.000	12/01/2024	115,000	119,914
Grand Forks, ND Ref Impt	Aa-3/NR	5.000	12/01/2026	100,000	102,796
Grand Forks, ND Ref Impt AMBAC	Aa-3/NR	5.000	12/01/2024	100,000	101,733
Grand Forks, ND Pub Bldg FSA	Aa-3/NR	4.625	12/01/2026	250,000	246,955
Grand Forks, ND Health Care Sys Rev Altru Sys Oblig Group MBIA	Baa-1/NR	5.625	08/15/2027	300,000	257,310
Grand Forks, ND (Alerus Project) Sales Tax Rev. MBIA	A-1/NR	4.500	12/15/2029	250,000	214,182
Mandan Public Schools District # 1 FSA	Aa-3/NR	4.250	05/01/2018	100,000	104,700
*City of Minot (Highway Bonds) G.O. MBIA	A-1/AA	5.000	10/01/2023	555,000	568,037
Minot, ND Water & Sewer Util. Rev	A-1/AA	5.375	10/01/2023	250,000	263,497
North Dakota Pub. Fin. Auth State Revolving Fund	Aaa/NR	5.500	10/01/2027	250,000	265,770
North Dakota Housing Fin. Agency Rev.	Aa-1/NR	5.650	07/01/2028	100,000	96,216
ND (HFA) Hsg. Finance Rev.	Aa-1/NR	5.200	07/01/2022	495,000	483,496
North Dakota Housing Finance Agy	Aa-1/NR	5.150	07/01/2023	100,000	99,687
North Dakota Housing Finance Agy	Aa-1/NR	5.400	07/01/2028	100,000	100,387
ND (HFA) Hsg. Finance Rev.	Aa-1/NR	5.150	07/01/2018	85,000	83,535
*ND Blding. Auth. Lease Rev. MBIA	Aa-3/AA	5.000	12/01/2022	1,020,000	1,053,599
*ND State Board of Hgr. Educ. (ND St. Univ. Hsg. & Aux. Facs.)	A-1/NR	5.600	04/01/2029	1,035,000	1,035,000
ND State Board of Hgr. Educ. (ND St. Univ. Facs.) AMBAC	A/A	5.100	04/01/2032	500,000	481,010
ND State Board of Hgr. Educ. (Univ. of ND Hsg. & Aux. Facs.) Rev. FGIC	A-1/AA-	5.000	04/01/2032	1,000,000	916,890
ND State Board of Hgr. Educ. (ND State Univ. Hsg. & Aux. Facs.) AMBAC	A-1/NR	5.000	04/01/2027	250,000	242,775
ND State Water Comm. Rev. MBIA	Aa-3/AA	5.000	08/01/2025	500,000	511,855
*Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Baa-1/A	5.300	01/01/2027	2,095,000	2,007,052
Ward Cty., ND Health Care (Trinity Obligation Group) Rev.	NR/BBB+	5.125	07/01/2029	300,000	202,809
West Fargo Ref & Inprovement, GO Assured GTY	Aa/NR	3.000	05/01/2014	100,000	101,602
Williams Cty., ND (Sales Tax Rev.) Radian-IBCC	Baa/BBB+	5.000	11/01/2031	250,000	183,150

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $12,483,294)					$12,046,984

SHORT-TERM SECURITIES (0.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $60,122)				60,122	$60,122

TOTAL INVESTMENTS IN SECURITIES (COST: $12,543,416)					$12,107,106
OTHER ASSETS LESS LIABILITIES					165,043

NET ASSETS					$12,272,149

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $12,543,416. The net unrealized depreciation of investments based on the cost was $436,310, which is comprised of $88,694 aggregate gross unrealized appreciation and $525,004 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$60,122
Level 2—Other Significant Observable Inputs	12,046,984
Level 3—Significant Unobservable Inputs	—
Total	$12,107,106

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax-Free Fund, Inc.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax-Free Fund, Inc.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 27, 2009

By:	/s/ Adam Forthun
Adam Forthun
Treasurer

Date: May 27, 2009